Note 2 - Risks and Uncertainties (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		60 Months Ended	66 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2013
Net Income (Loss) Attributable to Parent	$ (978,000)	$ (1,215,000)	$ (1,799,000)	$ (3,407,000)	$ (4,927,000)	$ (3,531,000)	$ (13,700,000)	$ (15,500,000)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations			(631,000)	(2,141,000)	(3,897,000)	(3,343,000)
Cash and Cash Equivalents, at Carrying Value	1,898,000	$ 1,005,000	1,898,000	$ 1,005,000	925,000	1,654,000	925,000	1,898,000	$ 2,694,000
Working Capital	419,000		419,000		357,000		357,000	419,000
Stockholders' Equity Attributable to Parent	$ (2,639,000)		$ (2,639,000)		$ (2,681,000)	$ (1,316,000)	$ (2,681,000)	$ (2,639,000)	$ 1,413,000